Cover	Dec. 30, 2024
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Short Duration Diversified Income Fund
Entity Central Index Key	0001287498
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund [Member]
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
Entity Central Index Key	0001281926